Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	Banzai International, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001826011
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	206
Local Phone Number	414-1777
Entity Tax Identification Number	85-3118980
Entity Primary SIC Number	7372
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Joseph Davy
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	206
Local Phone Number	414-1777